COMMITMENTS AND CONTINGENCIES (FY) (Details)			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 05, 2025 USD ($) $ / shares shares	Jun. 13, 2024 USD ($) Demand $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 21, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Term of option for underwriters to purchase additional units to cover over-allotments		45 days
Share price (in Dollars per share)		$ 10
Reimbursement from underwriter | $				$ 862,500	$ 0
Deferred underwriting fees payable | $				3,450,000	0
Base equity value | $			$ (6,296,833)	$ (2,116,121)	$ (4,796,674)	$ (5,655,508)	$ (2,265,275)	$ (2,372,079)	$ 0
Number of days following closing date to file registration statement			30 days		30 days
Number of business days			2 days
Maximum [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of demands eligible security holder can make | Demand		3
Underwriter Option to Purchase Additional Shares to Cover Over-Allotments, Shares | shares		1,125,000
Share price (in Dollars per share)		$ 10
StarNet Merger Sub I Corp. and StarNet Merger Sub II, LLC [Member] | Freenome [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Base equity value | $	$ 725,000,000
Over-Allotment Option [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Underwriter Option to Purchase Additional Shares to Cover Over-Allotments, Shares | shares		1,125,000
Share price (in Dollars per share)		$ 10
Number of common shares issued | shares		1,125,000
Initial Public Offering [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Share price (in Dollars per share)		$ 10
Underwriting discount (in Dollars per share)		$ 0.2
Underwriting Fees, Cash | $		$ 1,725,000
Reimbursement from underwriter | $		$ 862,500
Deferred underwriting fee per unit (in Dollars per share)			$ 0.4		$ 0.4
Number of common shares issued | shares		8,625,000
Deferred Underwriting Fee Payable Upon Completion of Business Combination | $			$ 3,450,000
Initial Public Offering [Member] | Maximum [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Underwriting Out-of-Pocket Expenses and Fees Reimbursed, Rate		1.00%
Private Placement [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Share price (in Dollars per share)		$ 10
Number of common shares issued | shares		286,250
Private Placement [Member] | PIPE Investors [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of common shares issued | shares	24,000,000
Purchase price (in dollars per share)	$ 10
Proceeds from Issuance of Common Stock | $	$ 240,000,000
Private Placement [Member] | Freenome [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Share price (in Dollars per share)			$ 10		10
Common Class A [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | StarNet Merger Sub I Corp. and StarNet Merger Sub II, LLC [Member] | Freenome [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of shares converted in business combination | shares	1
Ordinary shares, par value (in Dollars per share)	$ 0.0001